Balanced Portfolio
Schedule of Investments (unaudited)
As of March 31, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (65.5%)
Communication Services (6.0%)
*	Alphabet Inc. Class A	44,345	123,339
*	Meta Platforms Inc. Class A	293,271	65,211
	Electronic Arts Inc.	153,148	19,375
			207,925
Consumer Discretionary (6.8%)
*	Amazon.com Inc.	19,462	63,445
	McDonald's Corp.	241,392	59,691
	TJX Cos. Inc.	501,391	30,374
	Home Depot Inc.	101,240	30,304
	Starbucks Corp.	251,907	22,916
	Dollar General Corp.	48,442	10,785
	Lennar Corp. Class A	100,400	8,150
	DR Horton Inc.	76,021	5,664
*	Coupang Inc.	294,543	5,208
			236,537
Consumer Staples (4.8%)
	Procter & Gamble Co.	359,615	54,949
	Sysco Corp.	529,031	43,196
	Coca-Cola Co.	648,517	40,208
	Nestle SA (Registered)	227,123	29,530
			167,883
Energy (2.5%)
	TotalEnergies SE	982,085	49,693
	Shell plc	1,329,393	36,307
	Shell plc (XLON)	77,515	2,124
			88,124
Financials (9.7%)
	Charles Schwab Corp.	1,086,093	91,568
	JPMorgan Chase & Co.	380,156	51,823
	Progressive Corp.	364,808	41,584
	American Express Co.	166,083	31,058
	Bank of America Corp.	734,741	30,286
	BlackRock Inc.	33,062	25,265
	S&P Global Inc.	55,304	22,685
	Blackstone Inc.	155,259	19,709
	Morgan Stanley	157,870	13,798
	Goldman Sachs Group Inc.	27,250	8,995
			336,771
Health Care (10.0%)
	UnitedHealth Group Inc.	103,964	53,019
	Pfizer Inc.	1,013,776	52,483

		Shares	Market Value ($000)
	HCA Healthcare Inc.	183,483	45,985
	Anthem Inc.	74,558	36,624
	Humana Inc.	79,543	34,615
	Novartis AG (Registered)	368,676	32,367
	Becton Dickinson and Co.	116,000	30,856
	AstraZeneca plc ADR	443,622	29,430
	Danaher Corp.	69,207	20,300
	Baxter International Inc.	173,257	13,434
			349,113
Industrials (6.4%)
	Raytheon Technologies Corp.	342,709	33,952
	Johnson Controls International plc	481,171	31,550
	Deere & Co.	70,358	29,231
	Illinois Tool Works Inc.	123,490	25,859
	Fortive Corp.	344,583	20,996
	Trane Technologies plc	135,545	20,698
	Northrop Grumman Corp.	44,435	19,872
	Parker-Hannifin Corp.	63,078	17,899
	Schneider Electric SE	71,865	12,065
*	Airbus SE	92,537	11,166
			223,288
Information Technology (14.7%)
	Microsoft Corp.	579,835	178,769
	Apple Inc.	532,649	93,006
	Texas Instruments Inc.	262,463	48,157
	Mastercard Inc. Class A	74,262	26,540
	Visa Inc. Class A	119,137	26,421
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	233,039	24,297
	Global Payments Inc.	159,734	21,858
	Accenture plc Class A	63,074	21,270
*	salesforce.com Inc.	95,505	20,277
	Marvell Technology Inc.	199,974	14,340
	Fidelity National Information Services Inc.	121,422	12,193
*	Workday Inc. Class A	31,704	7,592
	KLA Corp.	20,698	7,577
	Lam Research Corp.	12,784	6,873
			509,170
Materials (0.2%)
	Glencore plc	863,397	5,618
Real Estate (1.8%)
	American Tower Corp.	75,612	18,995
	Welltower Inc.	192,529	18,510
	Prologis Inc.	109,817	17,733
	VICI Properties Inc.	259,482	7,385
			62,623
Utilities (2.6%)
	Exelon Corp.	819,947	39,054
	Duke Energy Corp.	346,261	38,664
	Constellation Energy Corp.	199,379	11,215
			88,933
Total Common Stocks (Cost $1,588,929)			2,275,985

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.7%)
U.S. Government Securities (7.0%)
	United States Treasury Note/Bond	0.125%	4/30/23	410	403
	United States Treasury Note/Bond	0.125%	5/15/23	355	348
	United States Treasury Note/Bond	0.125%	7/31/23	2,600	2,534
	United States Treasury Note/Bond	0.125%	8/31/23	5,700	5,544
	United States Treasury Note/Bond	0.250%	9/30/23	1,160	1,128
	United States Treasury Note/Bond	0.125%	1/15/24	1,910	1,838
	United States Treasury Note/Bond	1.500%	2/29/24	5,730	5,647
	United States Treasury Note/Bond	0.250%	3/15/24	6,750	6,484
	United States Treasury Note/Bond	0.250%	5/15/24	5,050	4,827
	United States Treasury Note/Bond	1.750%	6/30/24	9,215	9,081
	United States Treasury Note/Bond	0.375%	8/15/24	16,500	15,714
	United States Treasury Note/Bond	0.375%	9/15/24	1,200	1,140
[1]	United States Treasury Note/Bond	0.625%	10/15/24	26,675	25,462
	United States Treasury Note/Bond	1.500%	10/31/24	3,350	3,268
	United States Treasury Note/Bond	0.750%	11/15/24	750	717
	United States Treasury Note/Bond	1.000%	12/15/24	5,350	5,141
	United States Treasury Note/Bond	1.125%	1/15/25	8,600	8,283
	United States Treasury Note/Bond	1.125%	2/28/25	6,395	6,147
	United States Treasury Note/Bond	1.750%	3/15/25	780	763
	United States Treasury Note/Bond	0.250%	5/31/25	5,435	5,060
	United States Treasury Note/Bond	0.250%	7/31/25	5,655	5,242
	United States Treasury Note/Bond	0.250%	8/31/25	4,800	4,442
	United States Treasury Note/Bond	0.250%	10/31/25	22,365	20,618
	United States Treasury Note/Bond	0.375%	12/31/25	890	822
	United States Treasury Note/Bond	0.375%	1/31/26	7,630	7,030
	United States Treasury Note/Bond	0.500%	2/28/26	2,100	1,942
	United States Treasury Note/Bond	0.750%	3/31/26	1,350	1,259
	United States Treasury Note/Bond	0.750%	5/31/26	2,625	2,441
	United States Treasury Note/Bond	0.750%	8/31/26	5,100	4,727
	United States Treasury Note/Bond	0.875%	9/30/26	2,795	2,602
	United States Treasury Note/Bond	1.125%	10/31/26	5,435	5,112
	United States Treasury Note/Bond	1.250%	12/31/26	595	562
	United States Treasury Note/Bond	1.500%	1/31/27	600	573
	United States Treasury Note/Bond	1.875%	2/28/27	2,110	2,054
	United States Treasury Note/Bond	2.500%	3/31/27	6,500	6,514
	United States Treasury Note/Bond	1.250%	8/15/31	290	264
	United States Treasury Note/Bond	1.375%	11/15/31	2,520	2,313
	United States Treasury Note/Bond	1.875%	2/15/32	6,475	6,217
	United States Treasury Note/Bond	1.750%	8/15/41	10,425	9,029
[2]	United States Treasury Note/Bond	2.000%	11/15/41	38,250	34,574
	United States Treasury Note/Bond	1.875%	11/15/51	3,350	2,934
	United States Treasury Note/Bond	2.250%	2/15/52	13,245	12,684
					243,484
Conventional Mortgage-Backed Securities (0.5%)
[3,4]	Fannie Mae Pool	1.770%	1/1/36	551	489
[3,4]	Fannie Mae Pool	3.070%	2/1/25	500	504
[3,4]	Freddie Mac Gold Pool	4.000%	9/1/41	2	2
[3]	Ginnie Mae I Pool	7.000%	11/15/31 - 11/15/33	37	40
[3]	Ginnie Mae I Pool	8.000%	9/15/30	32	34
[3,4]	UMBS Pool	2.500%	4/1/37 - 4/1/38	799	770
[3,4]	UMBS Pool	3.000%	4/13/52	16,825	16,454
					18,293
Nonconventional Mortgage-Backed Securities (0.2%)
[3,4]	Fannie Mae REMICS	1.500%	8/25/41 - 6/25/42	377	364
[3,4]	Fannie Mae REMICS	1.700%	6/25/43	64	63

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Fannie Mae REMICS	2.000%	6/25/44	26	26
[3,4]	Fannie Mae REMICS	2.500%	8/25/46	430	387
[3,4]	Fannie Mae REMICS	3.000%	12/25/39 - 9/25/57	997	984
[3,4]	Fannie Mae REMICS	3.500%	4/25/31 - 11/25/57	2,312	2,331
[3,4]	Fannie Mae REMICS	4.000%	5/25/31 - 7/25/53	249	253
[3,4]	Freddie Mac REMICS	3.000%	6/15/44 - 7/15/45	284	283
[3,4]	Freddie Mac REMICS	3.500%	3/15/31 - 10/15/45	261	268
[3,4]	Freddie Mac REMICS	4.000%	12/15/30 - 4/15/31	1,164	1,178
[3]	Ginnie Mae	1.700%	10/20/45	65	65
					6,202
Total U.S. Government and Agency Obligations (Cost $282,888)					267,979
Asset-Backed/Commercial Mortgage-Backed Securities (1.4%)
[3,5]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	323	207
[3,5]	Affirm Asset Securitization Trust Class A Series 2021-B	1.030%	8/17/26	510	472
[3,5]	Affirm Asset Securitization Trust Class A Series 2021-Z1	1.070%	8/15/25	348	342
[3,5]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	481	472
[3,5]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	1,260	1,161
[3,5]	American Tower Trust #1 Class 2A Series 13	3.070%	3/15/48	1,100	1,094
[3,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	109	109
[3,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	236	236
[3,5,6]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	819	774
[3,5,6]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-2	3.628%	3/25/49	29	29
[3,5,6]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-4	2.993%	7/26/49	95	95
[3,5,6]	Atlas Senior Loan Fund X Ltd. Class A Series 2018-10A, 3M USD LIBOR + 1.090%	1.331%	1/15/31	246	244
[3,5,6]	Bain Capital Credit CLO Ltd. Class A Series 2021-3A, 3M USD LIBOR + 1.160%	1.419%	7/24/34	420	415
[3,5,6]	Barings CLO Ltd. Class B Series 2020-4A, 3M USD LIBOR + 1.180%	1.299%	1/20/35	1,240	1,227
[3,5,6]	Barings CLO Ltd. Class B Series 2020-4A, 3M USD LIBOR + 1.550%	1.804%	1/20/32	340	336
[3,5,6]	Battalion CLO XX Ltd. Class B Series 2021-20A, 3M USD LIBOR + 1.750%	1.991%	7/15/34	535	528
[3,5,6]	BlueMountain CLO XXXI Ltd. Class A1 Series 2021-31A, 3M USD LIBOR + 1.150%	1.398%	4/19/34	1,000	990
[3,5,6]	BlueMountain CLO XXXII Ltd. Class A Series 2021-32A, 3M USD LIBOR + 1.170%	1.411%	10/15/34	595	589
[3,5,6]	Bristol Park CLO LTD Class BR, Series 2016-1A, 3M USD LIBOR + 1.450%	1.691%	4/15/29	278	275
[3,5,6]	BX Commercial Mortgage Trust Class A Series 2021-VOLT, 1M USD LIBOR + 0.700%	1.097%	9/15/36	870	848
[3,5,6]	BX Trust Class A Series 2021-ARIA, 1M USD LIBOR + 0.899%	1.296%	10/15/36	425	417

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5,6]	BXHPP Trust Class A Series 2021-FILM, 1M USD LIBOR + 0.650%	1.047%	8/15/36	440	428
[3,5,6]	BXHPP Trust Class B Series 2021-FILM, 1M USD LIBOR + 0.900%	1.297%	8/15/36	95	92
[3,5]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	589	533
[3,5]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	721	665
[3,5]	Chesapeake Funding II LLC Class A1 Series 2018-3A	3.390%	1/15/31	154	154
[3,5,6]	CIFC Funding 2021-III Ltd. Class B Series 2021-3A, 3M USD LIBOR + 1.700%	1.941%	7/15/36	400	396
[3,5,6]	CIFC Funding Ltd. Class A Series 2018-1A, 3M USD LIBOR + 1.000%	1.241%	4/18/31	500	496
[3,5,6]	Cloud Pass-Through Trust Class CLOU Series 2019-1A	3.554%	12/5/22	6	6
[3,5,6]	Columbia Cent CLO 27 Ltd. Class AR Series 2018-27A, 3M USD LIBOR + 1.190%	1.442%	1/25/35	535	529
[3,5,6]	Columbia Cent CLO 30 Ltd. Class B Series 2020-30A, 3M USD LIBOR + 1.750%	2.004%	1/20/34	450	444
[3]	COMM Mortgage Trust Class A4 Series 2012-CR2	3.147%	8/15/45	452	451
[3,5]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	395	392
[3,5]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	993	916
[3,5]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	888	827
[3,5,6]	Dryden 87 CLO Ltd. Class A1 Series 2021-87A, 3M USD LIBOR + 1.100%	1.580%	5/20/34	1,090	1,074
[3,5]	Enterprise Fleet Financing LLC Class A2 Series 2019-1	2.980%	10/20/24	27	27
[3,5]	Enterprise Fleet Financing LLC Class A2 Series 2019-2	2.290%	2/20/25	233	233
[3,5]	Enterprise Fleet Financing LLC Class A2 Series 2019-3	2.060%	5/20/25	200	200
[3,4,6]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, 1M USD LIBOR + 5.900%	6.357%	10/25/28	129	134
[3,4]	FHLMC Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	300	295
[3,4]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	495	439
[3,4]	FHLMC Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	300	287
[3,5]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	1,883	1,733
[3,5]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	1,061	990
[3,5]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	291	259
[3,5]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	295	267

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5,6]	Life Mortgage Trust Class A Series 2021-BMR, 1M USD LIBOR + 0.700%	1.097%	3/15/38	290	284
[3,5]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	274	254
[3,5,6]	Madison Park Funding XIII Ltd. Class AR2 Series 2014-13A, 3M USD LIBOR + 0.950%	1.198%	4/19/30	911	906
[3,5,6]	Magnetite VII Ltd. Class A1R2 Series 2012-7A, 3M USD LIBOR + 0.800%	1.041%	1/15/28	1,520	1,507
[3,5]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	145	135
[3,5,6]	Master Credit Card Trust II Class A Series 2018-1A, 1M USD LIBOR + 0.490%	0.939%	7/21/24	110	110
[3,5]	Mercury Financial Credit Card Master Trust Class A Series 2021-1A	1.540%	3/20/26	1,005	975
[3,5]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	2,875	2,681
[3,5]	New Economy Assets Phase 1 Sponsor LLC Class B1 Series 2021-1	2.410%	10/20/61	300	283
[3,5,6]	Oaktree CLO Ltd. Class A1 Series 2021-1A, 3M USD LIBOR + 1.160%	1.401%	7/15/34	1,100	1,088
[3,5,6]	Octagon 54 Ltd. Class A1 Series 2021-1A, 3M USD LIBOR + 1.120%	1.361%	7/15/34	1,100	1,085
[3,5,6]	Octagon Investment Partners 51 Ltd. Class A Series 2021-1A, 3M USD LIBOR + 1.150%	1.404%	7/20/34	1,000	990
[3,5,6]	OHA Credit Funding 3 Ltd. Class AR Series 2019-3A, 3M USD LIBOR + 1.140%	1.394%	7/2/35	1,480	1,467
[3,5]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	875	834
[3,5]	OneMain Financial Issuance Trust Class A Series 2019-1A	3.480%	2/14/31	58	58
[3,5,6]	Regatta VI Funding Ltd. Class AR2 Series 2016-1A, 3M USD LIBOR + 1.160%	1.414%	4/20/34	700	695
[3,5,6]	RR 16 Ltd. Class A1 Series 2021-16A, 3M USD LIBOR + 1.110%	1.351%	7/15/36	775	764
[3,5,6]	RR 16 Ltd. Class A2 Series 2021-16A, 3M USD LIBOR + 1.650%	1.891%	7/15/36	755	748
[3,5,6]	RR 18 Ltd. Class A2 Series 2021-18A, 3M USD LIBOR + 1.600%	1.841%	10/15/34	375	370
[3]	Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	868	871
[3,5,6]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	700	654
[3,5,6]	Shackleton 2021-XVI Clo Ltd. Class A Series 2021-16A, 3M USD LIBOR + 1.210%	1.334%	10/20/34	425	419
[3,5]	SoFi Consumer Loan Program Trust Class A Series 2020-1	2.020%	1/25/29	27	27
[3,5]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	533	496
[3,5]	START Ireland Class A Series 2019-1	4.089%	3/15/44	331	307
[3,5,6]	Symphony CLO XIV Ltd. Class AR Series 2014-14A, 3M USD LIBOR + 0.950%	1.188%	7/14/26	233	232
[3,5]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	1,142	1,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	1,047	934
[3,5]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	7/15/44	317	313
[3,5]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	1,405	1,311
[3,5]	Vantage Data Centers LLC Class A2 Series 2020-1A	1.645%	9/15/45	855	789
[3,5,6]	Venture 43 CLO Ltd. Class A1 Series 2021-43A, 3M USD LIBOR + 1.240%	1.481%	4/15/34	355	351
[3,5,6]	Voya CLO Ltd. Class A Series 2021-2A, 3M USD LIBOR + 1.150%	1.277%	10/20/34	1,100	1,088
[3,5,6]	Voya CLO Ltd. Class AAR2 Series 2014-1A, 3M USD LIBOR + 0.990%	1.231%	4/18/31	511	506
[3,5,6]	Wellfleet CLO X LTD Class A2R Series 2019-XA, 3M USD LIBOR + 1.750%	2.004%	7/20/32	300	296
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $50,068)					47,988
Corporate Bonds (21.4%)
Communications (1.6%)
	America Movil SAB de CV	3.625%	4/22/29	780	786
	America Movil SAB de CV	6.125%	3/30/40	390	486
	AT&T Inc.	2.750%	6/1/31	1,305	1,222
	AT&T Inc.	4.900%	6/15/42	457	494
	AT&T Inc.	4.300%	12/15/42	205	207
	AT&T Inc.	3.650%	6/1/51	248	226
	AT&T Inc.	3.500%	9/15/53	895	791
	AT&T Inc.	3.850%	6/1/60	747	672
	AT&T Inc.	3.500%	2/1/61	550	467
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	215	194
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	215	184
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	705	586
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	127	121
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	505	406
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	415	363
	Comcast Corp.	3.375%	2/15/25	70	71
	Comcast Corp.	3.400%	4/1/30	145	147
	Comcast Corp.	4.250%	1/15/33	1,032	1,106
	Comcast Corp.	4.200%	8/15/34	730	782
	Comcast Corp.	5.650%	6/15/35	110	132
	Comcast Corp.	4.400%	8/15/35	877	944
	Comcast Corp.	6.500%	11/15/35	24	31
	Comcast Corp.	3.969%	11/1/47	252	258
	Comcast Corp.	4.000%	3/1/48	345	355
	Comcast Corp.	3.999%	11/1/49	602	615
[5]	Comcast Corp.	2.887%	11/1/51	1,520	1,290
	Comcast Corp.	2.450%	8/15/52	1,380	1,097
	Comcast Corp.	4.049%	11/1/52	617	642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Comcast Corp.	2.937%	11/1/56	5,264	4,390
	Comcast Corp.	2.650%	8/15/62	615	478
[5]	Comcast Corp.	2.987%	11/1/63	2,321	1,902
[5]	Cox Communications Inc.	3.150%	8/15/24	63	63
[5]	Cox Communications Inc.	2.600%	6/15/31	385	349
[5]	Cox Communications Inc.	4.800%	2/1/35	1,540	1,619
[5]	Deutsche Telekom International Finance BV	3.600%	1/19/27	300	303
[5]	Deutsche Telekom International Finance BV	4.375%	6/21/28	671	704
	Discovery Communications LLC	3.950%	3/20/28	430	430
	Discovery Communications LLC	4.125%	5/15/29	125	126
	Discovery Communications LLC	3.625%	5/15/30	505	491
	Discovery Communications LLC	5.200%	9/20/47	959	997
	Discovery Communications LLC	4.650%	5/15/50	648	633
	Discovery Communications LLC	4.000%	9/15/55	497	429
[5]	Magallanes Inc.	4.279%	3/15/32	710	714
[5]	Magallanes Inc.	5.050%	3/15/42	760	775
[5]	Magallanes Inc.	5.141%	3/15/52	65	67
	NBCUniversal Media LLC	4.450%	1/15/43	189	204
[5]	NBN Co. Ltd.	1.625%	1/8/27	760	698
[5]	NBN Co. Ltd.	2.625%	5/5/31	655	601
[5]	NBN Co. Ltd.	2.500%	1/8/32	2,179	1,955
[5]	NTT Finance Corp.	1.162%	4/3/26	1,040	960
[5]	NTT Finance Corp.	2.065%	4/3/31	285	257
[5]	Ooredoo International Finance Ltd.	2.625%	4/8/31	725	679
	Orange SA	9.000%	3/1/31	530	736
	Paramount Global Inc.	3.700%	6/1/28	440	438
[5]	SK Telecom Co. Ltd.	3.750%	4/16/23	385	389
[5]	Sky Ltd.	3.750%	9/16/24	1,435	1,459
[3,5]	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	9/20/29	975	995
	Telefonica Emisiones SA	5.213%	3/8/47	490	528
	Telefonica Emisiones SA	5.520%	3/1/49	710	797
	Time Warner Entertainment Co. LP	8.375%	3/15/23	95	100
	T-Mobile USA Inc.	2.050%	2/15/28	900	825
	T-Mobile USA Inc.	3.875%	4/15/30	1,280	1,285
	T-Mobile USA Inc.	2.550%	2/15/31	575	521
	T-Mobile USA Inc.	2.250%	11/15/31	150	131
	T-Mobile USA Inc.	4.375%	4/15/40	485	489
	T-Mobile USA Inc.	4.500%	4/15/50	710	721
	T-Mobile USA Inc.	3.300%	2/15/51	580	490
	T-Mobile USA Inc.	3.600%	11/15/60	290	248
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	133	142
	TWDC Enterprises 18 Corp.	4.125%	6/1/44	95	100
	Verizon Communications Inc.	4.329%	9/21/28	675	712
[5]	Verizon Communications Inc.	2.355%	3/15/32	485	439
	Verizon Communications Inc.	4.812%	3/15/39	2,406	2,719
	Verizon Communications Inc.	4.750%	11/1/41	190	209
	Verizon Communications Inc.	2.987%	10/30/56	256	212
	Vodafone Group plc	5.000%	5/30/38	50	55
	Walt Disney Co.	3.000%	9/15/22	245	247
	Walt Disney Co.	2.000%	9/1/29	2,600	2,407
	Walt Disney Co.	2.650%	1/13/31	385	368
	Walt Disney Co.	3.500%	5/13/40	1,490	1,452
	Walt Disney Co.	4.750%	9/15/44	26	29
	Walt Disney Co.	2.750%	9/1/49	560	478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	3.600%	1/13/51	805	795
	Walt Disney Co.	3.800%	5/13/60	485	488
					55,503
Consumer Discretionary (0.9%)
	Amazon.com Inc.	2.800%	8/22/24	220	222
	Amazon.com Inc.	4.800%	12/5/34	995	1,145
	Amazon.com Inc.	4.950%	12/5/44	580	705
	Amazon.com Inc.	4.250%	8/22/57	1,335	1,515
	American Honda Finance Corp.	2.000%	3/24/28	825	766
[5]	BMW US Capital LLC	2.250%	9/15/23	2,500	2,491
[5]	BMW US Capital LLC	0.800%	4/1/24	390	374
[5]	BMW US Capital LLC	1.250%	8/12/26	840	774
[5]	Daimler Finance North America LLC	3.250%	8/1/24	160	161
[3]	Duke University	2.832%	10/1/55	775	680
	Emory University	2.143%	9/1/30	765	718
[5]	ERAC USA Finance LLC	3.300%	10/15/22	40	40
[5]	ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,506
[5]	ERAC USA Finance LLC	5.625%	3/15/42	340	395
	General Motors Financial Co. Inc.	3.950%	4/13/24	1,570	1,594
	Georgetown University	4.315%	4/1/49	150	159
	Georgetown University	2.943%	4/1/50	295	242
	Home Depot Inc.	3.900%	12/6/28	290	304
	Home Depot Inc.	2.700%	4/15/30	215	208
	Home Depot Inc.	3.250%	4/15/32	370	370
	Home Depot Inc.	3.300%	4/15/40	825	796
	Home Depot Inc.	4.400%	3/15/45	780	861
	Home Depot Inc.	4.250%	4/1/46	500	544
	Home Depot Inc.	4.500%	12/6/48	345	389
	Home Depot Inc.	3.125%	12/15/49	75	69
	Home Depot Inc.	2.375%	3/15/51	70	56
	Home Depot Inc.	2.750%	9/15/51	575	495
	Home Depot Inc.	3.625%	4/15/52	655	653
[5]	Hyundai Capital America	0.800%	4/3/23	2,415	2,369
[5]	Hyundai Capital America	0.875%	6/14/24	1,875	1,774
[5]	Hyundai Capital America	1.650%	9/17/26	1,060	967
[3]	Johns Hopkins University	4.083%	7/1/53	200	221
[3]	Johns Hopkins University	2.813%	1/1/60	180	148
	Lowe's Cos. Inc.	3.100%	5/3/27	1,300	1,290
	Lowe's Cos. Inc.	6.500%	3/15/29	334	393
	Lowe's Cos. Inc.	3.750%	4/1/32	185	187
	McDonald's Corp.	3.250%	6/10/24	140	142
	McDonald's Corp.	4.875%	12/9/45	1,160	1,297
	McDonald's Corp.	3.625%	9/1/49	470	450
[3]	Northeastern University	2.894%	10/1/50	225	192
	Starbucks Corp.	4.500%	11/15/48	1,471	1,578
	Thomas Jefferson University	3.847%	11/1/57	690	649
[3]	University of Chicago	2.761%	4/1/45	165	146
	University of Miami	4.063%	4/1/52	440	440
	VF Corp.	2.800%	4/23/27	595	588
	VF Corp.	2.950%	4/23/30	1,320	1,258
					32,321
Consumer Staples (0.7%)
	Altria Group Inc.	5.800%	2/14/39	550	596
	Altria Group Inc.	4.500%	5/2/43	135	124
	Altria Group Inc.	3.875%	9/16/46	625	530
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,290	1,402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,015	1,128
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	520	496
	Archer-Daniels-Midland Co.	4.500%	3/15/49	970	1,128
	BAT Capital Corp.	3.557%	8/15/27	1,875	1,825
[5]	Cargill Inc.	6.875%	5/1/28	645	753
[5]	Cargill Inc.	2.125%	4/23/30	225	206
[5]	Cargill Inc.	4.760%	11/23/45	635	727
[5]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	560	530
[5]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	885	846
	Colgate Palmolive Co.	7.600%	5/19/25	480	545
	Conagra Brands Inc.	4.600%	11/1/25	220	228
	Conagra Brands Inc.	1.375%	11/1/27	345	307
	Conagra Brands Inc.	5.300%	11/1/38	300	329
	Constellation Brands Inc.	3.750%	5/1/50	105	97
[5]	Danone SA	2.947%	11/2/26	735	733
	Diageo Capital plc	2.625%	4/29/23	1,230	1,235
	Diageo Capital plc	2.375%	10/24/29	580	549
	Diageo Capital plc	2.000%	4/29/30	265	243
	Diageo Investment Corp.	2.875%	5/11/22	525	526
	Estee Lauder Cos. Inc.	2.375%	12/1/29	370	352
	Hormel Foods Corp.	1.700%	6/3/28	135	124
[5]	Imperial Brands Finance plc	3.750%	7/21/22	1,680	1,685
	Kroger Co.	3.850%	8/1/23	270	274
	Kroger Co.	4.000%	2/1/24	540	550
	McCormick & Co. Inc.	2.500%	4/15/30	135	125
	Molson Coors Beverage Co.	3.500%	5/1/22	690	691
	Molson Coors Beverage Co.	3.000%	7/15/26	1,800	1,774
	PepsiCo Inc.	2.375%	10/6/26	1,945	1,913
	Philip Morris International Inc.	2.500%	8/22/22	575	578
	Philip Morris International Inc.	2.625%	3/6/23	1,150	1,156
	Philip Morris International Inc.	3.600%	11/15/23	620	631
	Philip Morris International Inc.	3.375%	8/11/25	424	427
	Philip Morris International Inc.	4.875%	11/15/43	145	152
[5]	Sigma Alimentos SA de CV	4.125%	5/2/26	510	513
					26,028
Energy (1.3%)
	BP Capital Markets America Inc.	1.749%	8/10/30	345	306
	BP Capital Markets America Inc.	2.721%	1/12/32	1,150	1,084
	BP Capital Markets America Inc.	2.772%	11/10/50	470	390
	BP Capital Markets America Inc.	2.939%	6/4/51	925	789
	BP Capital Markets America Inc.	3.001%	3/17/52	1,530	1,315
	BP Capital Markets America Inc.	3.379%	2/8/61	370	329
	BP Capital Markets plc	2.500%	11/6/22	500	502
	BP Capital Markets plc	3.994%	9/26/23	420	428
	BP Capital Markets plc	3.814%	2/10/24	1,700	1,734
	BP Capital Markets plc	3.506%	3/17/25	1,280	1,303
	Chevron Corp.	3.191%	6/24/23	525	531
	ConocoPhillips Co.	4.950%	3/15/26	115	123
[5]	Coterra Energy Inc.	4.375%	6/1/24	927	946
[5]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	585	564
[5]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	125	131
[5]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	1,603	1,664
[5]	EIG Pearl Holdings Sarl	3.545%	8/31/36	895	855

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	EIG Pearl Holdings Sarl	4.387%	11/30/46	470	441
	Energy Transfer LP	5.250%	4/15/29	1,375	1,473
	Energy Transfer LP	5.350%	5/15/45	90	93
	Energy Transfer LP	5.300%	4/15/47	155	159
	Energy Transfer LP	5.400%	10/1/47	20	21
	Enterprise Products Operating LLC	5.100%	2/15/45	280	306
	Enterprise Products Operating LLC	4.250%	2/15/48	730	733
	Enterprise Products Operating LLC	3.700%	1/31/51	170	156
	Enterprise Products Operating LLC	3.300%	2/15/53	750	641
	Equinor ASA	2.450%	1/17/23	382	383
	Equinor ASA	2.650%	1/15/24	360	361
	Equinor ASA	3.700%	3/1/24	640	653
	Equinor ASA	3.250%	11/10/24	655	661
	Equinor ASA	2.875%	4/6/25	140	140
	Equinor ASA	3.125%	4/6/30	2,350	2,342
	Equinor ASA	2.375%	5/22/30	335	316
	Exxon Mobil Corp.	2.726%	3/1/23	320	322
	Exxon Mobil Corp.	3.043%	3/1/26	225	227
	Exxon Mobil Corp.	2.275%	8/16/26	1,070	1,049
	Exxon Mobil Corp.	2.440%	8/16/29	735	704
	Exxon Mobil Corp.	2.610%	10/15/30	1,055	1,015
	Exxon Mobil Corp.	4.114%	3/1/46	320	344
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	1,393	1,284
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	1,105	1,001
[5]	Qatar Energy	2.250%	7/12/31	925	855
[5]	Qatar Energy	3.125%	7/12/41	675	617
[5]	Saudi Arabian Oil Co.	3.500%	4/16/29	630	635
[5]	Schlumberger Holdings Corp.	3.900%	5/17/28	807	816
[5]	Schlumberger Investment SA	2.400%	8/1/22	630	630
	Schlumberger Investment SA	3.650%	12/1/23	1,120	1,138
	Shell International Finance BV	4.125%	5/11/35	1,130	1,195
	Shell International Finance BV	5.500%	3/25/40	345	425
	Shell International Finance BV	4.375%	5/11/45	2,500	2,713
	Shell International Finance BV	3.000%	11/26/51	2,255	2,013
	Suncor Energy Inc.	5.950%	12/1/34	500	578
	Total Capital International SA	2.700%	1/25/23	885	889
	Total Capital International SA	3.750%	4/10/24	1,400	1,427
	TransCanada PipeLines Ltd.	4.875%	1/15/26	1,255	1,318
	TransCanada PipeLines Ltd.	4.100%	4/15/30	415	429
					43,497
Financials (8.6%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	480	442
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	325	292
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	210	185
[5]	AIA Group Ltd.	3.600%	4/9/29	1,475	1,487
[5]	AIA Group Ltd.	3.375%	4/7/30	370	368
	American International Group Inc.	3.750%	7/10/25	275	280
	American International Group Inc.	4.250%	3/15/29	1,040	1,091
	American International Group Inc.	4.700%	7/10/35	75	80
	American International Group Inc.	6.250%	5/1/36	245	303
	American International Group Inc.	4.500%	7/16/44	875	947
	American International Group Inc.	4.800%	7/10/45	220	248
	American International Group Inc.	4.750%	4/1/48	640	734
	American International Group Inc.	4.375%	6/30/50	375	411
	American International Group Inc.	4.375%	1/15/55	145	155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	550	539
[5]	Athene Global Funding	1.000%	4/16/24	685	656
[5]	Athene Global Funding	1.985%	8/19/28	10	9
[5]	Athene Global Funding	2.717%	1/7/29	980	901
[5]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	685	597
[5]	Aviation Capital Group LLC	1.950%	9/20/26	415	376
	Banco Santander SA	3.125%	2/23/23	800	805
	Banco Santander SA	3.848%	4/12/23	400	405
	Banco Santander SA	1.849%	3/25/26	1,000	935
	Banco Santander SA	2.749%	12/3/30	400	352
	Banco Santander SA	2.958%	3/25/31	200	185
	Bank of America Corp.	4.000%	1/22/25	875	891
	Bank of America Corp.	3.559%	4/23/27	2,450	2,459
	Bank of America Corp.	3.593%	7/21/28	1,025	1,028
	Bank of America Corp.	3.419%	12/20/28	512	507
	Bank of America Corp.	4.271%	7/23/29	4,780	4,937
	Bank of America Corp.	3.974%	2/7/30	1,895	1,926
	Bank of America Corp.	3.194%	7/23/30	1,055	1,021
	Bank of America Corp.	2.496%	2/13/31	1,495	1,372
	Bank of America Corp.	2.687%	4/22/32	955	878
	Bank of America Corp.	2.572%	10/20/32	490	446
	Bank of America Corp.	3.846%	3/8/37	1,700	1,629
	Bank of America Corp.	5.875%	2/7/42	260	327
	Bank of America Corp.	3.311%	4/22/42	870	805
	Bank of America Corp.	5.000%	1/21/44	1,000	1,150
	Bank of America Corp.	4.330%	3/15/50	2,235	2,394
	Bank of America Corp.	2.972%	7/21/52	1,225	1,047
	Bank of New York Mellon Corp.	2.200%	8/16/23	460	460
	Bank of New York Mellon Corp.	3.000%	2/24/25	720	724
[6]	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	1.349%	10/30/23	1,145	1,150
	Bank of Nova Scotia	2.700%	8/3/26	1,825	1,789
	Bank of Nova Scotia	1.950%	2/2/27	360	340
[5]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	1,000	924
	Barclays plc	3.932%	5/7/25	1,565	1,577
	Barclays plc	2.852%	5/7/26	220	214
	Barclays plc	2.279%	11/24/27	400	372
	Barclays plc	2.667%	3/10/32	1,270	1,139
	Barclays plc	2.894%	11/24/32	1,300	1,180
	Barclays plc	3.330%	11/24/42	465	405
[6]	Barclays plc, 3M USD LIBOR + 1.380%	1.839%	5/16/24	1,005	1,012
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	300	291
	Berkshire Hathaway Inc.	3.125%	3/15/26	715	723
	BlackRock Inc.	2.100%	2/25/32	733	664
[5]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	565	516
[5]	BNP Paribas SA	2.950%	5/23/22	200	200
	BNP Paribas SA	3.250%	3/3/23	190	192
[5]	BNP Paribas SA	3.800%	1/10/24	585	591
[5]	BNP Paribas SA	3.375%	1/9/25	1,775	1,770
[5]	BNP Paribas SA	2.819%	11/19/25	1,335	1,304
[5]	BNP Paribas SA	1.323%	1/13/27	585	533
[5]	BNP Paribas SA	3.500%	11/16/27	2,050	2,023
[5]	BNP Paribas SA	2.591%	1/20/28	885	833
[5]	BNP Paribas SA	2.159%	9/15/29	910	811
[5]	BNP Paribas SA	2.871%	4/19/32	845	772

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BPCE SA	5.700%	10/22/23	270	279
	BPCE SA	4.000%	4/15/24	775	789
[5]	BPCE SA	5.150%	7/21/24	1,260	1,298
[5]	BPCE SA	3.500%	10/23/27	1,780	1,736
[5]	BPCE SA	2.700%	10/1/29	1,450	1,371
[5]	Brighthouse Financial Global Funding	1.000%	4/12/24	65	62
[5]	Brighthouse Financial Global Funding	1.750%	1/13/25	505	482
[5]	Brighthouse Financial Global Funding	1.550%	5/24/26	525	486
[5]	Brighthouse Financial Global Funding	2.000%	6/28/28	520	465
[5]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	1,005	939
[6]	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	1.605%	6/16/22	1,565	1,566
	Capital One Financial Corp.	3.750%	4/24/24	1,305	1,324
	Capital One Financial Corp.	3.200%	2/5/25	760	761
	Charles Schwab Corp.	0.750%	3/18/24	1,350	1,305
	Charles Schwab Corp.	3.200%	3/2/27	545	548
	Charles Schwab Corp.	2.000%	3/20/28	1,100	1,030
	Charles Schwab Corp.	2.900%	3/3/32	835	804
	Chubb INA Holdings Inc.	3.350%	5/15/24	555	563
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	874
	Citigroup Inc.	0.981%	5/1/25	1,190	1,135
	Citigroup Inc.	1.462%	6/9/27	1,325	1,220
	Citigroup Inc.	3.070%	2/24/28	1,000	976
	Citigroup Inc.	3.520%	10/27/28	1,975	1,961
	Citigroup Inc.	6.625%	6/15/32	2,000	2,420
	Citigroup Inc.	2.520%	11/3/32	745	668
	Citigroup Inc.	3.878%	1/24/39	1,025	1,028
	Citigroup Inc.	2.904%	11/3/42	560	481
[5]	CNO Global Funding	1.650%	1/6/25	260	248
[5]	CNO Global Funding	2.650%	1/6/29	370	342
	Comerica Bank	2.500%	7/23/24	790	780
[5]	Commonwealth Bank of Australia	2.688%	3/11/31	2,285	2,037
[5]	Commonwealth Bank of Australia	3.784%	3/14/32	200	193
[5]	Cooperatieve Rabobank UA	1.106%	2/24/27	1,365	1,250
	Corebridge Financial Inc.	3.900%	4/5/32	345	344
	Corebridge Financial Inc.	4.350%	4/5/42	105	105
	Corebridge Financial Inc.	4.400%	4/5/52	315	315
[5]	Credit Agricole SA	3.750%	4/24/23	1,160	1,177
[5]	Credit Agricole SA	3.250%	10/4/24	2,390	2,391
	Credit Suisse AG	3.625%	9/9/24	250	253
[5]	Credit Suisse Group AG	4.207%	6/12/24	340	343
	Credit Suisse Group AG	3.750%	3/26/25	3,470	3,460
[5]	Credit Suisse Group AG	2.593%	9/11/25	520	503
[5]	Credit Suisse Group AG	1.305%	2/2/27	545	487
[5]	Credit Suisse Group AG	3.869%	1/12/29	305	298
[5]	Credit Suisse Group AG	3.091%	5/14/32	1,195	1,075
[5,6]	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	2.043%	6/12/24	690	694
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	1,335	1,348
[5]	Danske Bank A/S	3.875%	9/12/23	1,220	1,232
[5]	Danske Bank A/S	5.375%	1/12/24	795	821
[5]	Danske Bank A/S	1.621%	9/11/26	855	791
[5]	Danske Bank A/S	1.549%	9/10/27	1,605	1,463
[5]	DNB Bank ASA	1.535%	5/25/27	960	883
[5]	DNB Bank ASA	1.605%	3/30/28	1,330	1,203
[5]	Equitable Financial Life Global Funding	1.400%	7/7/25	370	348
[5]	Equitable Financial Life Global Funding	1.300%	7/12/26	825	758

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Equitable Financial Life Global Funding	1.700%	11/12/26	365	339
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	535	481
[5]	Equitable Financial Life Global Funding	1.800%	3/8/28	870	783
	Fifth Third Bancorp	2.550%	5/5/27	425	412
	Fifth Third Bank NA	3.850%	3/15/26	830	844
[5]	Five Corners Funding Trust	4.419%	11/15/23	210	215
[5]	GA Global Funding Trust	1.000%	4/8/24	750	718
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,980	2,005
	Goldman Sachs Group Inc.	3.272%	9/29/25	1,205	1,205
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	2,008
	Goldman Sachs Group Inc.	3.850%	1/26/27	740	749
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,190	2,021
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,165	1,068
	Goldman Sachs Group Inc.	3.691%	6/5/28	810	812
	Goldman Sachs Group Inc.	3.814%	4/23/29	3,065	3,086
	Goldman Sachs Group Inc.	4.223%	5/1/29	2,630	2,694
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,130	2,845
	Goldman Sachs Group Inc.	2.383%	7/21/32	1,040	924
	Goldman Sachs Group Inc.	2.650%	10/21/32	625	568
	Goldman Sachs Group Inc.	3.102%	2/24/33	1,275	1,203
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	1,055
[5]	Guardian Life Global Funding	1.250%	5/13/26	205	190
	HSBC Holdings plc	3.600%	5/25/23	1,600	1,619
	HSBC Holdings plc	0.976%	5/24/25	300	285
	HSBC Holdings plc	1.589%	5/24/27	805	736
	HSBC Holdings plc	2.251%	11/22/27	2,165	2,017
	HSBC Holdings plc	4.041%	3/13/28	890	894
	HSBC Holdings plc	4.583%	6/19/29	1,675	1,728
	HSBC Holdings plc	2.206%	8/17/29	1,440	1,297
	HSBC Holdings plc	2.357%	8/18/31	1,625	1,443
	HSBC Holdings plc	2.804%	5/24/32	1,555	1,416
	HSBC Holdings plc	2.871%	11/22/32	2,125	1,935
	HSBC Holdings plc	6.500%	5/2/36	1,000	1,214
	HSBC Holdings plc	6.100%	1/14/42	375	475
	HSBC Holdings plc	5.250%	3/14/44	440	485
[6]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	1.488%	5/18/24	730	731
	HSBC USA Inc.	3.500%	6/23/24	620	627
	ING Groep NV	3.950%	3/29/27	2,695	2,728
	ING Groep NV	1.726%	4/1/27	500	462
	Intercontinental Exchange Inc.	1.850%	9/15/32	145	126
	Intercontinental Exchange Inc.	2.650%	9/15/40	170	146
	Intercontinental Exchange Inc.	3.000%	6/15/50	930	815
	Intercontinental Exchange Inc.	3.000%	9/15/60	850	722
[5]	JAB Holdings BV	2.200%	11/23/30	290	259
[5]	JAB Holdings BV	3.750%	5/28/51	500	460
[5]	Jackson National Life Global Funding	1.750%	1/12/25	555	532
	JPMorgan Chase & Co.	3.375%	5/1/23	490	496
	JPMorgan Chase & Co.	3.875%	2/1/24	800	818
	JPMorgan Chase & Co.	3.900%	7/15/25	2,270	2,333
	JPMorgan Chase & Co.	4.125%	12/15/26	765	791
	JPMorgan Chase & Co.	4.250%	10/1/27	2,295	2,371
	JPMorgan Chase & Co.	2.069%	6/1/29	740	680
	JPMorgan Chase & Co.	4.452%	12/5/29	2,100	2,195
	JPMorgan Chase & Co.	3.702%	5/6/30	2,525	2,543
	JPMorgan Chase & Co.	3.109%	4/22/41	835	754
	JPMorgan Chase & Co.	5.400%	1/6/42	750	897
	JPMorgan Chase & Co.	3.157%	4/22/42	560	508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	3.964%	11/15/48	6,150	6,289
	JPMorgan Chase & Co.	3.109%	4/22/51	845	751
[5]	Liberty Mutual Group Inc.	4.250%	6/15/23	80	81
[5]	Liberty Mutual Group Inc.	4.569%	2/1/29	280	297
	Loews Corp.	2.625%	5/15/23	440	441
[5]	LSEGA Financing plc	1.375%	4/6/26	1,555	1,432
[5]	LSEGA Financing plc	2.000%	4/6/28	630	575
[5]	LSEGA Financing plc	2.500%	4/6/31	1,110	1,024
[5]	Macquarie Group Ltd.	4.150%	3/27/24	1,375	1,392
[5]	Macquarie Group Ltd.	1.935%	4/14/28	1,245	1,121
[5]	Macquarie Group Ltd.	2.871%	1/14/33	1,740	1,544
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	682
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	675	714
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	305	353
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	560	469
[5]	Massachusetts Mutual Life Insurance Co.	7.625%	11/15/23	1,500	1,584
[5]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	590	484
	MetLife Inc.	3.600%	4/10/24	580	591
	MetLife Inc.	4.125%	8/13/42	145	151
	MetLife Inc.	4.875%	11/13/43	530	598
[5]	Metropolitan Life Global Funding I	2.650%	4/8/22	340	340
[5]	Metropolitan Life Global Funding I	3.450%	12/18/26	640	643
[5]	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,142
[5]	Metropolitan Life Global Funding I	2.400%	1/11/32	1,410	1,293
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	1,940	1,948
	Morgan Stanley	2.750%	5/19/22	1,710	1,713
	Morgan Stanley	3.700%	10/23/24	750	763
	Morgan Stanley	2.720%	7/22/25	1,750	1,731
	Morgan Stanley	2.630%	2/18/26	1,805	1,772
	Morgan Stanley	3.125%	7/27/26	1,345	1,333
	Morgan Stanley	6.250%	8/9/26	3,000	3,337
	Morgan Stanley	3.625%	1/20/27	1,250	1,262
	Morgan Stanley	3.772%	1/24/29	3,910	3,941
	Morgan Stanley	2.699%	1/22/31	1,105	1,034
	Morgan Stanley	2.239%	7/21/32	1,805	1,600
	Morgan Stanley	2.511%	10/20/32	615	557
	Morgan Stanley	2.943%	1/21/33	920	862
	Morgan Stanley	2.484%	9/16/36	1,475	1,266
	Morgan Stanley	4.300%	1/27/45	850	894
	Nasdaq Inc.	3.250%	4/28/50	150	130
	Nasdaq Inc.	3.950%	3/7/52	1,030	999
[5]	National Australia Bank Ltd.	2.332%	8/21/30	2,140	1,863
[5]	National Australia Bank Ltd.	2.990%	5/21/31	2,227	2,021
[5]	National Australia Bank Ltd.	3.347%	1/12/37	705	648
[5]	Nationwide Building Society	3.622%	4/26/23	680	687
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	1,430	1,421
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	1,520	1,508
	Natwest Group plc	1.642%	6/14/27	870	795
[5]	NatWest Markets plc	0.800%	8/12/24	670	632
[5]	NBK SPC Ltd.	2.750%	5/30/22	1,530	1,531
[5]	NBK SPC Ltd.	1.625%	9/15/27	1,975	1,806
[5]	New York Life Global Funding	2.900%	1/17/24	810	812
[5]	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,510
[5]	New York Life Insurance Co.	3.750%	5/15/50	345	333
[5]	New York Life Insurance Co.	4.450%	5/15/69	435	448
[5]	Nordea Bank Abp	1.500%	9/30/26	1,900	1,744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	656	638
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	270	244
[5]	Pacific Life Global Funding II	1.375%	4/14/26	795	738
	PNC Bank NA	3.300%	10/30/24	460	465
	PNC Bank NA	2.950%	2/23/25	1,105	1,107
	PNC Bank NA	4.200%	11/1/25	255	263
	PNC Bank NA	3.100%	10/25/27	1,165	1,167
	PNC Bank NA	3.250%	1/22/28	1,675	1,673
	PNC Financial Services Group Inc.	3.900%	4/29/24	580	592
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,625	1,551
[5]	Principal Life Global Funding II	2.500%	9/16/29	1,000	942
	Prudential plc	3.125%	4/14/30	645	625
[5]	RGA Global Funding	2.700%	1/18/29	425	402
	Santander Holdings USA Inc.	3.400%	1/18/23	605	609
[5]	Standard Chartered plc	1.214%	3/23/25	285	272
	State Street Corp.	2.653%	5/15/23	840	840
[5]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	2,000	1,916
[5]	Svenska Handelsbanken AB	1.418%	6/11/27	1,875	1,732
[5]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	875	972
[5]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	1,145	1,210
[5]	Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,129
[5]	Temasek Financial I Ltd.	3.625%	8/1/28	1,025	1,063
[5]	Temasek Financial I Ltd.	2.375%	8/2/41	1,345	1,175
[5]	Temasek Financial I Ltd.	2.250%	4/6/51	1,150	940
[5]	Temasek Financial I Ltd.	2.500%	10/6/70	670	537
	Truist Bank	3.300%	5/15/26	340	342
	Truist Financial Corp.	3.700%	6/5/25	1,385	1,408
	Truist Financial Corp.	1.950%	6/5/30	795	717
[5]	UBS AG	1.250%	6/1/26	985	907
[5]	UBS Group AG	1.494%	8/10/27	1,160	1,057
[5]	UBS Group AG	3.126%	8/13/30	555	534
[5]	UBS Group AG	2.095%	2/11/32	720	630
[5]	UBS Group AG	2.746%	2/11/33	890	811
[5]	UBS Group AG	3.179%	2/11/43	855	758
[5]	UniCredit SpA	1.982%	6/3/27	1,015	917
[5]	UniCredit SpA	3.127%	6/3/32	1,200	1,057
	US Bancorp	3.700%	1/30/24	1,560	1,595
	US Bancorp	2.677%	1/27/33	1,910	1,816
	US Bancorp	2.491%	11/3/36	1,860	1,666
	Wachovia Corp.	7.500%	4/15/35	1,000	1,312
	Wells Fargo & Co.	4.480%	1/16/24	1,199	1,234
	Wells Fargo & Co.	3.750%	1/24/24	1,560	1,589
	Wells Fargo & Co.	3.000%	2/19/25	890	890
	Wells Fargo & Co.	0.805%	5/19/25	430	411
	Wells Fargo & Co.	3.550%	9/29/25	860	872
	Wells Fargo & Co.	3.000%	4/22/26	1,045	1,036
	Wells Fargo & Co.	4.100%	6/3/26	340	349
	Wells Fargo & Co.	3.000%	10/23/26	170	168
	Wells Fargo & Co.	3.196%	6/17/27	1,705	1,684
	Wells Fargo & Co.	3.526%	3/24/28	1,230	1,228
	Wells Fargo & Co.	2.879%	10/30/30	435	414
	Wells Fargo & Co.	2.572%	2/11/31	2,235	2,077
	Wells Fargo & Co.	3.350%	3/2/33	235	228
	Wells Fargo & Co.	5.606%	1/15/44	2,276	2,724

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	4.900%	11/17/45	515	570
	Wells Fargo & Co.	4.750%	12/7/46	2,070	2,262
					297,542
Health Care (2.5%)
	AbbVie Inc.	3.800%	3/15/25	575	587
	AbbVie Inc.	3.200%	11/21/29	650	642
	AbbVie Inc.	4.300%	5/14/36	100	105
	AbbVie Inc.	4.050%	11/21/39	590	609
	AbbVie Inc.	4.400%	11/6/42	125	133
	AbbVie Inc.	4.850%	6/15/44	450	499
	AbbVie Inc.	4.450%	5/14/46	1,010	1,075
	AbbVie Inc.	4.250%	11/21/49	565	590
	AdventHealth Obligated Group	2.795%	11/15/51	900	755
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	360	333
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	540	478
	Aetna Inc.	2.800%	6/15/23	680	683
[5]	Alcon Finance Corp.	2.750%	9/23/26	200	194
[5]	Alcon Finance Corp.	2.600%	5/27/30	200	185
[5]	Alcon Finance Corp.	3.800%	9/23/49	800	748
	AmerisourceBergen Corp.	0.737%	3/15/23	845	833
	Amgen Inc.	2.300%	2/25/31	1,575	1,449
	Amgen Inc.	3.350%	2/22/32	175	174
	Amgen Inc.	3.150%	2/21/40	325	297
	Amgen Inc.	5.150%	11/15/41	311	353
	Amgen Inc.	2.770%	9/1/53	430	346
	Anthem Inc.	3.300%	1/15/23	1,100	1,111
	Anthem Inc.	3.650%	12/1/27	750	765
	Anthem Inc.	4.101%	3/1/28	1,140	1,183
	Anthem Inc.	2.550%	3/15/31	1,100	1,029
	Anthem Inc.	4.650%	8/15/44	92	100
	Ascension Health	2.532%	11/15/29	1,405	1,354
[3]	Ascension Health	4.847%	11/15/53	50	62
	AstraZeneca plc	4.000%	1/17/29	2,345	2,471
	AstraZeneca plc	6.450%	9/15/37	615	820
	Banner Health	2.907%	1/1/42	910	800
[5]	Baxter International Inc.	2.272%	12/1/28	800	741
[5]	Bayer US Finance II LLC	4.250%	12/15/25	1,100	1,120
[5]	Bayer US Finance LLC	3.375%	10/8/24	815	815
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	405	351
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	590	588
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	330	295
	Bristol-Myers Squibb Co.	2.750%	2/15/23	138	139
	Bristol-Myers Squibb Co.	3.400%	7/26/29	274	279
	Bristol-Myers Squibb Co.	2.950%	3/15/32	115	113
	Bristol-Myers Squibb Co.	4.125%	6/15/39	505	541
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,205	1,193
	Bristol-Myers Squibb Co.	4.550%	2/20/48	169	192
	Bristol-Myers Squibb Co.	4.250%	10/26/49	1,473	1,612
	Bristol-Myers Squibb Co.	2.550%	11/13/50	465	386
	Bristol-Myers Squibb Co.	3.700%	3/15/52	460	463
	Cedars-Sinai Health System	2.288%	8/15/31	1,330	1,210
	Children's Hospital Corp.	2.585%	2/1/50	160	134
	Cigna Corp.	3.250%	4/15/25	880	884
	Cigna Corp.	4.375%	10/15/28	515	542
	CommonSpirit Health	2.950%	11/1/22	535	538
	CommonSpirit Health	4.200%	8/1/23	535	543
	CommonSpirit Health	2.760%	10/1/24	860	853
	CommonSpirit Health	3.347%	10/1/29	1,015	985

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CommonSpirit Health	2.782%	10/1/30	684	632
[3]	CommonSpirit Health	4.350%	11/1/42	651	658
	CommonSpirit Health	4.187%	10/1/49	1,747	1,749
	CommonSpirit Health	3.910%	10/1/50	95	91
	Cottage Health Obligated Group	3.304%	11/1/49	295	272
	CVS Health Corp.	2.750%	12/1/22	965	970
	CVS Health Corp.	4.300%	3/25/28	43	45
	CVS Health Corp.	1.750%	8/21/30	145	127
	CVS Health Corp.	4.875%	7/20/35	315	346
	CVS Health Corp.	4.125%	4/1/40	430	436
	CVS Health Corp.	5.125%	7/20/45	855	968
	Dignity Health	3.812%	11/1/24	560	565
	Gilead Sciences Inc.	3.700%	4/1/24	1,010	1,028
	Gilead Sciences Inc.	3.500%	2/1/25	560	568
	Gilead Sciences Inc.	4.500%	2/1/45	250	266
	Gilead Sciences Inc.	4.150%	3/1/47	430	442
	Gilead Sciences Inc.	2.800%	10/1/50	1,235	1,015
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	385	388
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,395
[5]	HCA Inc.	3.625%	3/15/32	455	446
[5]	HCA Inc.	4.375%	3/15/42	135	133
[5]	HCA Inc.	4.625%	3/15/52	265	268
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	365	312
	Kaiser Foundation Hospitals	3.150%	5/1/27	380	380
	Kaiser Foundation Hospitals	2.810%	6/1/41	1,130	994
	Kaiser Foundation Hospitals	4.875%	4/1/42	365	420
	Kaiser Foundation Hospitals	3.002%	6/1/51	1,105	974
	Mass General Brigham Inc.	3.192%	7/1/49	935	839
	Mass General Brigham Inc.	3.342%	7/1/60	955	866
	Medtronic Inc.	3.500%	3/15/25	396	404
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	590	513
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	310	330
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	280	301
	Merck & Co. Inc.	3.400%	3/7/29	1,470	1,505
	Merck & Co. Inc.	4.150%	5/18/43	760	825
	Merck & Co. Inc.	4.000%	3/7/49	1,915	2,069
	Mercy Health	4.302%	7/1/28	570	595
	Novartis Capital Corp.	3.400%	5/6/24	415	423
	Novartis Capital Corp.	4.400%	5/6/44	640	727
	OhioHealth Corp.	2.297%	11/15/31	760	696
	OhioHealth Corp.	2.834%	11/15/41	485	428
	Pfizer Inc.	3.000%	12/15/26	725	731
	Pfizer Inc.	3.450%	3/15/29	2,165	2,229
	Pfizer Inc.	4.100%	9/15/38	1,505	1,629
	Pfizer Inc.	2.550%	5/28/40	275	246
	Piedmont Healthcare Inc.	2.044%	1/1/32	255	224
	Piedmont Healthcare Inc.	2.719%	1/1/42	255	210
	Piedmont Healthcare Inc.	2.864%	1/1/52	340	276
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	985	932
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	325	328
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	1,000	794
[5]	Roche Holdings Inc.	2.375%	1/28/27	1,650	1,606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Roche Holdings Inc.	2.607%	12/13/51	305	264
	Royalty Pharma plc	2.200%	9/2/30	130	114
	Royalty Pharma plc	3.300%	9/2/40	425	363
	Royalty Pharma plc	3.550%	9/2/50	1,405	1,169
	Rush Obligated Group	3.922%	11/15/29	330	339
	SSM Health Care Corp.	3.823%	6/1/27	940	960
	Sutter Health	2.294%	8/15/30	560	506
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	260	238
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	560	503
	Toledo Hospital	5.750%	11/15/38	545	592
	UnitedHealth Group Inc.	3.100%	3/15/26	430	434
	UnitedHealth Group Inc.	3.850%	6/15/28	1,190	1,240
	UnitedHealth Group Inc.	2.000%	5/15/30	275	254
	UnitedHealth Group Inc.	2.300%	5/15/31	435	408
	UnitedHealth Group Inc.	4.625%	7/15/35	240	269
	UnitedHealth Group Inc.	3.500%	8/15/39	215	214
	UnitedHealth Group Inc.	2.750%	5/15/40	310	278
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,724
	UnitedHealth Group Inc.	4.750%	7/15/45	592	686
	UnitedHealth Group Inc.	4.200%	1/15/47	215	233
	UnitedHealth Group Inc.	3.750%	10/15/47	145	147
	UnitedHealth Group Inc.	4.250%	6/15/48	880	966
	UnitedHealth Group Inc.	4.450%	12/15/48	140	158
	UnitedHealth Group Inc.	3.700%	8/15/49	675	687
	UnitedHealth Group Inc.	2.900%	5/15/50	2,293	2,039
	UnitedHealth Group Inc.	3.250%	5/15/51	295	279
	UnitedHealth Group Inc.	3.875%	8/15/59	615	637
	UnitedHealth Group Inc.	3.125%	5/15/60	490	439
					88,034
Industrials (1.0%)
[5]	Ashtead Capital Inc.	2.450%	8/12/31	495	435
[5]	BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,089
[5]	BAE Systems plc	3.400%	4/15/30	215	212
	Boeing Co.	1.433%	2/4/24	940	909
	Boeing Co.	2.700%	2/1/27	495	475
	Boeing Co.	3.625%	2/1/31	720	701
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	565	569
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,630	1,657
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	277
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	415	440
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	60	64
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	405	368
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	705	624
	Canadian National Railway Co.	2.450%	5/1/50	205	167
	Canadian Pacific Railway Co.	2.450%	12/2/31	260	241
	Canadian Pacific Railway Co.	3.100%	12/2/51	770	685
	Carrier Global Corp.	2.722%	2/15/30	448	421
	Caterpillar Inc.	3.400%	5/15/24	810	823
[3]	Continental Airlines Class A Series 2007-1 Pass Through Trust	5.983%	10/19/23	141	140
	CSX Corp.	4.300%	3/1/48	445	475
	CSX Corp.	3.350%	9/15/49	235	219
	Daimler Trucks Finance North America LLC	3.650%	4/7/27	445	444
	Illinois Tool Works Inc.	3.500%	3/1/24	1,295	1,317
	John Deere Capital Corp.	3.450%	3/13/25	1,200	1,220
	Kansas City Southern	4.950%	8/15/45	480	532
	Lockheed Martin Corp.	2.900%	3/1/25	610	613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	1.850%	6/15/30	60	55
	Lockheed Martin Corp.	4.500%	5/15/36	211	233
	Lockheed Martin Corp.	4.700%	5/15/46	376	435
	Lockheed Martin Corp.	4.090%	9/15/52	144	158
	Otis Worldwide Corp.	2.565%	2/15/30	225	210
	Parker-Hannifin Corp.	3.250%	6/14/29	270	266
	Parker-Hannifin Corp.	4.450%	11/21/44	450	467
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	465	467
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	385	380
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	1,435	1,451
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	925	952
	Raytheon Technologies Corp.	4.125%	11/16/28	1,125	1,176
	Raytheon Technologies Corp.	4.450%	11/16/38	275	298
	Raytheon Technologies Corp.	4.500%	6/1/42	407	448
[5]	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	1,050	1,053
[5]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	1,680	1,692
[5]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	630	580
[5]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	1,100	1,011
[5]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	800	887
[3]	Southwest Airlines Co. Series 2007-1 Pass Through Trust	6.150%	2/1/24	41	42
	Stanley Black & Decker Inc.	4.850%	11/15/48	685	794
	Teledyne Technologies Inc.	2.250%	4/1/28	1,155	1,072
	Teledyne Technologies Inc.	2.750%	4/1/31	1,290	1,195
	Union Pacific Corp.	3.700%	3/1/29	505	521
	Union Pacific Corp.	2.800%	2/14/32	120	115
	Union Pacific Corp.	3.375%	2/14/42	530	512
	Union Pacific Corp.	3.250%	2/5/50	200	187
	Union Pacific Corp.	3.799%	10/1/51	1,096	1,120
	Union Pacific Corp.	3.500%	2/14/53	1,025	1,001
	Union Pacific Corp.	3.839%	3/20/60	860	870
	Union Pacific Corp.	2.973%	9/16/62	625	529
	Union Pacific Corp.	3.750%	2/5/70	335	327
[3]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	146	138
					35,759
Materials (0.0%)
[5]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	600	540
Real Estate (0.5%)
	American Tower Corp.	5.000%	2/15/24	80	83
	American Tower Corp.	4.400%	2/15/26	450	462
	American Tower Corp.	3.800%	8/15/29	981	978
	Boston Properties LP	3.125%	9/1/23	355	357
	Boston Properties LP	3.800%	2/1/24	45	46
	Crown Castle International Corp.	3.650%	9/1/27	285	284
	Crown Castle International Corp.	3.800%	2/15/28	235	235
	Crown Castle International Corp.	2.100%	4/1/31	2,185	1,893
	CubeSmart LP	2.250%	12/15/28	360	328
	Equinix Inc.	3.000%	7/15/50	1,020	824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Healthpeak Properties Inc.	2.125%	12/1/28	880	812
	Healthpeak Properties Inc.	3.000%	1/15/30	930	894
	Realty Income Corp.	3.400%	1/15/28	210	209
	Realty Income Corp.	2.200%	6/15/28	735	682
	Realty Income Corp.	3.250%	1/15/31	380	374
	Realty Income Corp.	2.850%	12/15/32	545	515
[5]	SBA Tower Trust	1.840%	4/15/27	1,570	1,440
[5]	SBA Tower Trust	2.593%	10/15/31	1,500	1,365
[5]	SBA Tower Trust	3.448%	3/15/48	705	705
[5]	SBA Tower Trust	2.836%	1/15/50	725	713
[5]	SBA Tower Trust	1.884%	7/15/50	265	250
[5]	SBA Tower Trust	1.631%	5/15/51	1,060	996
[5]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	695	729
	Simon Property Group LP	3.750%	2/1/24	90	91
	Simon Property Group LP	3.375%	10/1/24	275	278
	Simon Property Group LP	2.450%	9/13/29	1,160	1,082
					16,625
Technology (1.6%)
	Apple Inc.	3.000%	2/9/24	620	628
	Apple Inc.	3.450%	5/6/24	1,000	1,022
	Apple Inc.	2.850%	5/11/24	1,225	1,236
	Apple Inc.	3.250%	2/23/26	1,020	1,040
	Apple Inc.	2.450%	8/4/26	1,170	1,157
	Apple Inc.	3.350%	2/9/27	1,545	1,578
	Apple Inc.	3.200%	5/11/27	1,065	1,083
	Apple Inc.	2.900%	9/12/27	2,250	2,255
	Apple Inc.	3.850%	5/4/43	430	452
	Apple Inc.	4.450%	5/6/44	120	137
	Apple Inc.	3.850%	8/4/46	985	1,044
	Apple Inc.	2.650%	5/11/50	640	555
	Apple Inc.	2.550%	8/20/60	1,425	1,167
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	305	307
	Broadcom Inc.	4.250%	4/15/26	170	175
	Broadcom Inc.	4.110%	9/15/28	1,452	1,473
	Broadcom Inc.	4.150%	11/15/30	130	132
[5]	Broadcom Inc.	2.600%	2/15/33	125	109
[5]	Broadcom Inc.	3.419%	4/15/33	305	285
[5]	Broadcom Inc.	3.500%	2/15/41	670	598
[5]	Broadcom Inc.	3.750%	2/15/51	325	290
	Cisco Systems Inc.	2.500%	9/20/26	431	428
	Intel Corp.	2.875%	5/11/24	800	806
	Intel Corp.	2.000%	8/12/31	105	95
	Intel Corp.	4.100%	5/19/46	1,360	1,450
	Intel Corp.	3.250%	11/15/49	600	556
	Intel Corp.	3.050%	8/12/51	1,610	1,432
	Intel Corp.	3.200%	8/12/61	425	376
	International Business Machines Corp.	3.000%	5/15/24	2,500	2,517
	International Business Machines Corp.	3.300%	5/15/26	4,500	4,548
	International Business Machines Corp.	3.500%	5/15/29	2,975	3,034
	International Business Machines Corp.	5.875%	11/29/32	1,010	1,217
	Microsoft Corp.	2.700%	2/12/25	760	764
	Microsoft Corp.	3.125%	11/3/25	435	442
	Microsoft Corp.	2.400%	8/8/26	1,890	1,874
	Microsoft Corp.	3.500%	2/12/35	605	633
	Microsoft Corp.	3.450%	8/8/36	822	853
	Microsoft Corp.	2.525%	6/1/50	3,336	2,893

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	2.921%	3/17/52	3,287	3,071
	Oracle Corp.	2.950%	11/15/24	2,190	2,178
	Oracle Corp.	1.650%	3/25/26	895	833
	Oracle Corp.	3.250%	11/15/27	2,710	2,637
	Oracle Corp.	4.000%	11/15/47	895	792
	Oracle Corp.	3.950%	3/25/51	480	420
	Oracle Corp.	3.850%	4/1/60	540	443
	QUALCOMM Inc.	1.300%	5/20/28	744	672
	QUALCOMM Inc.	2.150%	5/20/30	1,075	1,000
	QUALCOMM Inc.	1.650%	5/20/32	1,112	968
[5]	S&P Global Inc.	2.700%	3/1/29	345	334
[5]	S&P Global Inc.	2.900%	3/1/32	185	179
[5]	S&P Global Inc.	3.700%	3/1/52	400	406
	Workday Inc.	3.700%	4/1/29	190	190
	Workday Inc.	3.800%	4/1/32	685	684
					55,448
Utilities (2.7%)
	AEP Texas Inc.	4.150%	5/1/49	145	143
	AEP Texas Inc.	3.450%	1/15/50	380	339
	Alabama Power Co.	5.200%	6/1/41	120	133
	Alabama Power Co.	4.100%	1/15/42	215	212
	Alabama Power Co.	3.750%	3/1/45	630	607
	Alabama Power Co.	4.300%	7/15/48	775	813
	Ameren Illinois Co.	3.800%	5/15/28	590	607
	Ameren Illinois Co.	6.125%	12/15/28	1,000	1,091
	Ameren Illinois Co.	3.700%	12/1/47	140	139
	American Water Capital Corp.	2.950%	9/1/27	540	535
	American Water Capital Corp.	3.750%	9/1/47	45	44
	American Water Capital Corp.	4.200%	9/1/48	845	883
	American Water Capital Corp.	4.150%	6/1/49	25	26
	American Water Capital Corp.	3.450%	5/1/50	95	89
	Arizona Public Service Co.	3.350%	5/15/50	410	359
	Baltimore Gas and Electric Co.	2.900%	6/15/50	238	206
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,135	1,400
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	25	30
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,490	1,695
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	115	122
[5]	Boston Gas Co.	3.150%	8/1/27	140	135
[5]	Boston Gas Co.	3.757%	3/16/32	120	120
[5]	Brooklyn Union Gas Co.	3.407%	3/10/26	95	94
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	1,720	1,672
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	195	212
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,369	1,395
	Cleco Corporate Holdings LLC	3.743%	5/1/26	185	188
	Cleco Corporate Holdings LLC	3.375%	9/15/29	405	387
	Commonwealth Edison Co.	2.950%	8/15/27	645	637
	Commonwealth Edison Co.	4.350%	11/15/45	375	401
	Commonwealth Edison Co.	3.650%	6/15/46	175	172
	Commonwealth Edison Co.	4.000%	3/1/48	480	510
	Commonwealth Edison Co.	3.850%	3/15/52	195	202
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	1,032
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	76	74
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	50	52

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	570	505
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,835	1,990
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	630	666
	Delmarva Power & Light Co.	3.500%	11/15/23	305	309
[5]	Dominion Energy Inc.	2.450%	1/15/23	3,240	3,247
	Dominion Energy Inc.	5.250%	8/1/33	1,000	1,120
	Dominion Energy Inc.	4.600%	3/15/49	760	828
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	138	170
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	44	51
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	95	112
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	202	215
	Duke Energy Carolinas LLC	6.100%	6/1/37	391	464
	Duke Energy Carolinas LLC	3.700%	12/1/47	470	465
	Duke Energy Corp.	2.650%	9/1/26	315	307
	Duke Energy Corp.	3.400%	6/15/29	350	347
	Duke Energy Corp.	3.300%	6/15/41	945	855
	Duke Energy Corp.	4.800%	12/15/45	1,200	1,283
	Duke Energy Corp.	3.750%	9/1/46	265	250
	Duke Energy Corp.	3.500%	6/15/51	990	902
	Duke Energy Florida LLC	6.350%	9/15/37	200	255
	Duke Energy Progress LLC	6.300%	4/1/38	365	462
	Duke Energy Progress LLC	4.100%	3/15/43	118	121
	Duke Energy Progress LLC	4.200%	8/15/45	2,045	2,153
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	1,010	986
[5]	East Ohio Gas Co.	2.000%	6/15/30	325	290
[5]	East Ohio Gas Co.	3.000%	6/15/50	475	412
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	470	475
[5]	Electricite de France SA	4.875%	9/21/38	2,200	2,306
[5]	Electricite de France SA	4.875%	1/22/44	50	52
[5]	Electricite de France SA	4.950%	10/13/45	400	414
	Emera US Finance LP	3.550%	6/15/26	965	965
	Entergy Louisiana LLC	3.120%	9/1/27	410	405
	Evergy Inc.	2.450%	9/15/24	425	417
	Evergy Kansas Central Inc.	3.250%	9/1/49	630	565
	Evergy Metro Inc.	2.250%	6/1/30	205	188
	Evergy Metro Inc.	4.200%	3/15/48	137	144
	Eversource Energy	2.900%	10/1/24	690	687
	Eversource Energy	3.150%	1/15/25	110	110
	Eversource Energy	3.300%	1/15/28	400	394
	Eversource Energy	3.375%	3/1/32	70	68
[5]	Exelon Corp.	3.350%	3/15/32	540	527
	Florida Power & Light Co.	5.650%	2/1/35	1,000	1,203
	Florida Power & Light Co.	4.950%	6/1/35	1,000	1,135
	Florida Power & Light Co.	5.950%	2/1/38	785	989
	Florida Power & Light Co.	5.690%	3/1/40	675	846
	Florida Power & Light Co.	3.700%	12/1/47	480	488
	Fortis Inc.	3.055%	10/4/26	1,195	1,181
	Georgia Power Co.	5.400%	6/1/40	205	228
	Georgia Power Co.	4.750%	9/1/40	988	1,051
	Georgia Power Co.	4.300%	3/15/42	1,076	1,088
	Georgia Power Co.	3.700%	1/30/50	170	158
	Indiana Michigan Power Co.	4.250%	8/15/48	415	428
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	670	645
[5]	Massachusetts Electric Co.	5.900%	11/15/39	585	710

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Metropolitan Edison Co.	4.300%	1/15/29	249	259
	MidAmerican Energy Co.	4.400%	10/15/44	15	16
	MidAmerican Energy Co.	4.250%	5/1/46	45	48
	MidAmerican Energy Co.	4.250%	7/15/49	315	345
	MidAmerican Energy Co.	3.150%	4/15/50	1,390	1,283
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	220	223
[5]	Monongahela Power Co.	5.400%	12/15/43	135	155
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	415	417
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	1,040	1,035
	Nevada Power Co.	3.125%	8/1/50	380	339
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	880	889
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	670	617
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	390	392
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	590	564
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	1,185	1,086
[5]	Niagara Mohawk Power Corp.	4.278%	12/15/28	1,000	1,025
[5]	Niagara Mohawk Power Corp.	3.025%	6/27/50	540	438
	NiSource Inc.	5.250%	2/15/43	390	422
	NiSource Inc.	4.800%	2/15/44	255	266
	Northern States Power Co.	2.250%	4/1/31	145	134
	Northern States Power Co.	6.250%	6/1/36	2,000	2,526
[3,5]	Oglethorpe Power Corp.	6.191%	1/1/31	1,065	1,201
	Oglethorpe Power Corp.	5.950%	11/1/39	170	201
	Oglethorpe Power Corp.	4.550%	6/1/44	50	51
	Oglethorpe Power Corp.	4.250%	4/1/46	537	503
	Oglethorpe Power Corp.	5.050%	10/1/48	65	73
	Oglethorpe Power Corp.	5.250%	9/1/50	630	712
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	82
[5]	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	355	303
	PacifiCorp	6.250%	10/15/37	2,000	2,495
	PacifiCorp	4.125%	1/15/49	26	27
	PacifiCorp	4.150%	2/15/50	345	361
	PacifiCorp	3.300%	3/15/51	169	156
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	109	99
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	494	427
	Potomac Electric Power Co.	3.050%	4/1/22	460	460
	Potomac Electric Power Co.	6.500%	11/15/37	750	983
	San Diego Gas & Electric Co.	6.000%	6/1/26	600	659
	San Diego Gas & Electric Co.	1.700%	10/1/30	145	128
	San Diego Gas & Electric Co.	3.750%	6/1/47	160	157
	San Diego Gas & Electric Co.	4.150%	5/15/48	545	575
	San Diego Gas & Electric Co.	2.950%	8/15/51	21	18
	San Diego Gas & Electric Co.	3.700%	3/15/52	790	793
[3]	SCE Recovery Funding LLC	0.861%	11/15/31	298	271
	SCE Recovery Funding LLC	1.942%	5/15/38	110	98
	SCE Recovery Funding LLC	2.510%	11/15/43	100	88
	Sempra Energy	3.250%	6/15/27	1,095	1,082
	Sempra Energy	6.000%	10/15/39	600	735
	Sierra Pacific Power Co.	3.375%	8/15/23	850	858
	Sierra Pacific Power Co.	2.600%	5/1/26	221	217
	Southern California Edison Co.	3.700%	8/1/25	90	91
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,166
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,495
	Southern California Edison Co.	6.050%	3/15/39	55	65
	Southern California Edison Co.	4.000%	4/1/47	195	188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	4.125%	3/1/48	645	631
	Southern California Edison Co.	3.650%	2/1/50	155	143
	Southern California Gas Co.	2.600%	6/15/26	820	802
	Southern Co.	2.950%	7/1/23	1,280	1,287
	Southern Co.	4.400%	7/1/46	755	775
	Southwest Gas Corp.	2.200%	6/15/30	230	203
	Southwestern Electric Power Co.	6.200%	3/15/40	400	491
	Southwestern Public Service Co.	3.700%	8/15/47	102	99
[5]	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	1,550	1,550
	Union Electric Co.	4.000%	4/1/48	423	437
	Union Electric Co.	3.900%	4/1/52	245	254
	Virginia Electric and Power Co.	2.750%	3/15/23	690	692
	Virginia Electric and Power Co.	3.500%	3/15/27	435	441
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	816
					92,306
Total Corporate Bonds (Cost $757,159)					743,603
Sovereign Bonds (0.4%)
[5]	Government of Bermuda	2.375%	8/20/30	400	367
[5]	Government of Bermuda	3.375%	8/20/50	200	177
	International Bank for Reconstruction & Development	4.750%	2/15/35	2,000	2,431
[5]	Kingdom of Saudi Arabia	2.875%	3/4/23	930	936
	Republic of Chile	2.550%	1/27/32	1,075	1,012
	Republic of Chile	2.550%	7/27/33	1,085	989
	Republic of Chile	3.500%	1/31/34	545	540
	Republic of Chile	3.500%	4/15/53	575	516
	Republic of Chile	3.100%	1/22/61	410	337
	Republic of Colombia	4.000%	2/26/24	970	971
	Republic of Panama	2.252%	9/29/32	980	868
[3]	Republic of Panama	3.870%	7/23/60	885	777
[5]	State of Qatar	3.875%	4/23/23	1,985	2,020
[5]	State of Qatar	4.400%	4/16/50	430	483
	United Mexican States	3.500%	2/12/34	600	559
	United Mexican States	4.400%	2/12/52	890	820
Total Sovereign Bonds (Cost $14,090)					13,803
Taxable Municipal Bonds (1.6%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	160	143
	Bay Area Toll Authority Highway Revenue	2.574%	4/1/31	450	426
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	60	85
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	820	1,260
	Broward FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	300	283
	California GO	7.500%	4/1/34	155	214
	California GO	7.350%	11/1/39	1,550	2,194
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	175	179
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.353%	6/1/41	580	590

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	2.719%	11/1/52	350	295
	California State University College & University Revenue	2.939%	11/1/52	445	382
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	155	208
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	1,780	2,288
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	825	1,061
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	550	681
	Commonwealth of Massachusetts GO	2.514%	7/1/41	270	231
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	515	450
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	220	203
	Florida State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	925	862
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	155	154
[7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	1,170	1,144
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	1,831	2,444
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	70	64
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	130	118
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	330	327
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	140	169
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	930	840
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	250	235
	Houston TX GO	6.290%	3/1/32	340	402
	Illinois GO	5.100%	6/1/33	4,285	4,557
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	750	929
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	160	147
[8]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	390	324
[7]	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.501%	5/1/34	2,000	2,345
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	545	707
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	890	811
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	1,000	1,244
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	500	469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	650	574
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	710	654
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	445	563
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	325	475
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	60	64
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	785	1,007
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	910	1,041
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	295	284
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	410	597
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	640	603
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	355	334
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	490	458
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	275	261
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	295	267
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	465	689
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	655	801
[7]	Oregon School Boards Assn. GO	5.528%	6/30/28	2,000	2,148
[8]	Oregon State University College & University Revenue	3.424%	3/1/60	1,000	971
[9]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	1,945	2,297
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	65	70
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	485	410
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	1,175	1,305
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	640	749
	Riverside CA General Fund Revenue	3.857%	6/1/45	260	253
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	290	293
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	350	324
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	4.787%	1/1/48	1,240	1,394
	Sales Tax Securitization Corp. Intergovernmental Agreement Illinois Revenue	3.238%	1/1/42	1,000	922

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	2.905%	2/1/48	255	217
	Texas Transportation Commission GO	2.562%	4/1/42	235	204
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	395	422
	University of California College & University Revenue	1.316%	5/15/27	385	353
	University of California College & University Revenue	1.614%	5/15/30	645	569
	University of California College & University Revenue	4.601%	5/15/31	590	632
	University of California College & University Revenue	4.765%	5/15/44	145	151
	University of California College & University Revenue	3.931%	5/15/45	570	577
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	80	110
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	695	956
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	450	394
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	780	693
	University of Michigan College & University Revenue Class A Revenue	3.504%	4/1/52	210	213
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.435%	12/15/25	132	133
Total Taxable Municipal Bonds (Cost $53,565)					54,897
				Shares
Temporary Cash Investments (2.7%)
Money Market Fund (0.0%)
[10]	Vanguard Market Liquidity Fund	0.312%		117	12
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	0.239–0.245%	12/1/22	3,330	3,303

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (2.6%)
NatWest Markets plc (Dated 3/31/22, Repurchase Value $91,901,000, collateralized by U.S. Treasury Note/Bond 1.500%, 8/15/22, with a value of $93,738,000)	0.300%	4/1/22	91,900	91,900
Total Temporary Cash Investments (Cost $95,236)				95,215
Total Investments (100.7%) (Cost $2,841,935)				3,499,470
Other Assets and Liabilities—Net (-0.7%)				(25,411)
Net Assets (100%)				3,474,059
Cost is in $000.
*	Non-income-producing security.
1	Securities with a value of $283,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $86,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $235,839,000, representing 6.8% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
CLO—Collaterized Loan Obligation.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	220	25,231	(671)
Ultra 10-Year U.S. Treasury Note	June 2022	3	406	(22)
				(693)

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S38-V1	6/21/27	5,160	(1.000)	(85)	(7)
1 Periodic premium received/paid quarterly.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
E. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,097,115	178,870	—	2,275,985
U.S. Government and Agency Obligations	—	267,979	—	267,979
Asset-Backed/Commercial Mortgage-Backed Securities	—	47,988	—	47,988
Corporate Bonds	—	743,603	—	743,603
Sovereign Bonds	—	13,803	—	13,803
Taxable Municipal Bonds	—	54,897	—	54,897
Temporary Cash Investments	12	95,203	—	95,215
Total	2,097,127	1,402,343	—	3,499,470
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	693	—	—	693
Swap Contracts	7[1]	—	—	7
Total	700	—	—	700
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.